Income Taxes (Details) - Schedule of significant components of deferred tax assets - USD ($)	Sep. 30, 2022	Jun. 30, 2022	Jun. 30, 2021
Schedule Of Significant Components Of Deferred Tax Assets Abstract
Net operating loss carryforwards	$ 9,411,900	$ 9,539,900	$ 12,579,200
Valuation allowance	(9,637,200)	(9,748,100)	(12,957,500)
Property and equipment		(32,000)	(20,400)
Goodwill	5,800	11,000	251,600
Intangible assets		124,600	72,900
Development costs		46,100	27,900
Inventory allowance	30,300	30,300	17,800
Warranty accrual and other	28,200	28,200	28,500
Net Deferred Tax Assets